Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
As reported [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss [Line Items]
Other income	$ 460,710
Research and development	(8,939,037)
Total operating expenses	(15,137,338)
Operating loss	(17,099,793)
Loss before tax	(17,368,546)
Net loss attributable of owners of the Company	(17,390,166)
Total comprehensive loss attributable to owners of the Company	$ (17,124,410)
Basic and diluted loss per share (in Dollars per share) | $ / shares	$ (26.26)
Adjustment [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss [Line Items]
Other income	$ (246,493)
Research and development	578,216
Total operating expenses	331,723
Operating loss	331,723
Loss before tax	331,723
Net loss attributable of owners of the Company	331,723
Total comprehensive loss attributable to owners of the Company	$ 331,723
Basic and diluted loss per share (in Dollars per share) | $ / shares	$ 0.5
As revised [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss [Line Items]
Other income	$ 214,217
Research and development	(8,360,821)
Total operating expenses	(14,805,615)
Operating loss	(16,768,070)
Loss before tax	(17,036,823)
Net loss attributable of owners of the Company	(17,058,443)
Total comprehensive loss attributable to owners of the Company	$ (16,792,687)
Basic and diluted loss per share (in Dollars per share) | $ / shares	$ (25.76)